Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 3.2	$ 4.1
Property, plant, and equipment, accumulated depreciation	$ 848.1	$ 811.0
Ordinary shares	41.5	0
Par value